UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wesley Guylay Capital Management, L.P.
Address:  30 Rockefeller Plaza, Suite 4535
          New York, New York  10112

Form 13F File Number:  28-7036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Attorney-in-Fact for Wesley Guylay Capital Management, L.P. (1)
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ W.R. Cotham        Fort Worth, Texas    August 9, 2002

(1) A power of attorney authorizing W.R. Cotham et al., to act on behalf of Wesley Guylay Capital Management, L.P. with respect to Form 13F matters previously has been filed with the Commission.

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $12,343     (thousands)

Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE
                    TITLE OF           VALUE   SHARES/   SH/   PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
NAME OF ISSUER       CLASS   CUSIP   (X$1000)  PRN AMT   PRN   CLL    DISCRETN   MGRS   SOLE   SHRD     NONE
HUMAN GENOME
 SCIENCES INC        COM   444903108    2193    163632   SH               Sole        163632
MONACO COACH CORP    COM   60886R103    3447    161662   SH               Sole        161662
ROANOKE ELEC STL
 CORP                COM   769841107    6703    434161   SH               Sole        434161

Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.
